Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 105,235	$ 191,410
Restricted cash and short-term receivables	228,202	74,162
Trade accounts receivable	4,474	4,419
Other receivables, prepaid expenses and accrued income	24,753	17,498
Amounts due from related parties	0	9,967
Short-term debt due from related party	0	20,000
Inventories	8,650	8,317
Vessel held-for-sale	0	132,110
Assets held-for-sale	269,459	284,955
Total current assets	640,773	742,838
Long-term assets
Restricted cash	180,361	425
Investment in available-for-sale securities	25,530	275,307
Investments in affiliates	313,021	335,372
Cost method investments	204,172	204,172
Newbuildings	13,561	344,543
Asset under development	501,022	345,205
Vessels and equipment, net	2,336,144	1,648,888
Deferred charges	42,154	26,801
Other non-current assets	50,850	68,442
Total assets	4,307,588	3,991,993
Current liabilities
Current portion of long-term debt and short-term debt	501,618	116,431
Trade accounts payable	53,281	10,811
Accrued expenses	53,333	31,124
Amounts due to related parties	7,128	0
Other current liabilities	148,583	46,923
Liabilities held-for-sale	203,638	164,401
Total current liabilities	967,581	369,690
Long-term liabilities
Long-term debt	1,376,443	1,264,356
Other long-term liabilities	69,225	75,440
Total liabilities	$ 2,413,249	$ 1,709,486
Commitments and Contingencies
EQUITY
Share capital 93,546,663 common shares of $1.00 each issued and outstanding (2014: 93,414,672)	$ 93,547	$ 93,415
Treasury shares	(12,269)	0
Additional paid-in capital	1,317,806	1,307,087
Contributed surplus	200,000	200,000
Accumulated other comprehensive (loss) gain	(41,254)	5,171
Retained earnings	315,696	675,179
Total stockholders' equity	1,873,526	2,280,852
Non-controlling interests	20,813	1,655
Total equity	1,894,339	2,282,507
Total liabilities and equity	$ 4,307,588	$ 3,991,993